LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Additional Information (Details)							12 Months Ended
	Jan. 23, 2020 USD ($) item	Jan. 16, 2020 USD ($) Vote $ / shares shares	Jan. 14, 2020 USD ($) facility item t	Jan. 08, 2020 USD ($)	Jan. 06, 2020 t	Jan. 03, 2020 t	Dec. 31, 2019 USD ($) item Vote shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Total shares | shares							74,748,250	74,218,848	62,298,848
Borrowings obtained | $							$ 854,700,000	$ 754,800,000	$ 747,300,000
Share capital | $							$ 747,000	$ 742,000
Number of votes | Vote							350,000,000
Number of scrubber fitted vessels | item							2
A-shares
Disclosure of non-adjusting events after reporting period [line items]
Total shares | shares							74,748,248	74,218,846	62,298,846
B-shares
Disclosure of non-adjusting events after reporting period [line items]
Total shares | shares							1	1	1
C-shares
Disclosure of non-adjusting events after reporting period [line items]
Total shares | shares							1	1	1
Asset purchase | TORM Elise
Disclosure of non-adjusting events after reporting period [line items]
Dead Weight Ton of the tanker purchased | t						75,000
Asset purchase | TORM Elizabeth
Disclosure of non-adjusting events after reporting period [line items]
Dead Weight Ton of the tanker purchased | t					75,000
Asset purchase | TORM Splendid
Disclosure of non-adjusting events after reporting period [line items]
Dead Weight Ton of the tanker purchased | t			50,000
Asset purchase | Scrubber-fitted fuel-efficient and dual-fuel ready newbuildings
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained | $	$ 76,000,000
Number of vessels to be purchased | item	2
CAPEX | $	$ 95,000,000
Term of the sale and leaseback arrangment	10 years
Asset disposals | TORM Garonne
Disclosure of non-adjusting events after reporting period [line items]
Impairment on held-for-sale vessels | $				$ 700,000
Debt Refinancing
Disclosure of non-adjusting events after reporting period [line items]
Borrowings obtained | $			$ 496,000,000
Number of existing facilities to be refinanced | facility			4
Number of existing vessels financed by the refinancing | item			46
Capital Increase
Disclosure of non-adjusting events after reporting period [line items]
Share capital | $		$ 747,606.55
Capital Increase | A-shares
Disclosure of non-adjusting events after reporting period [line items]
Nominal value of shares issued | $		$ 124.05
Total shares | shares		74,760,653
Par value of common shares | $ / shares		$ 0.01
Number of shares issued | shares		12,405
Number of votes | Vote		74,760,653
Capital Increase | B-shares
Disclosure of non-adjusting events after reporting period [line items]
Total shares | shares		1
Par value of common shares | $ / shares		$ 0.01
Capital Increase | C-shares
Disclosure of non-adjusting events after reporting period [line items]
Total shares | shares		1
Par value of common shares | $ / shares		$ 0.01
Scrubber Installations
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels committed to install scrubbers | item							3
Number of scrubber fitted vessels | item							49